General and administrative expenses (Tables)	12 Months Ended
Mar. 31, 2021
Selling, general and administrative expense [Abstract]
Schedule of general administrative expense [Table Text Block]
	March 31, 2021	March 31, 2020
Management fees, salaries and wages	$598,629	$761,373
Marketing	466,429	95,848
Office, administration, and regulatory	2,061,063	1,409,627
Professional fees, advisory, and consulting	2,005,562	2,163,987
Travel	10,462	307,582
Total	$5,142,145	$4,738,417